Employee Benefit Plans (Defined Contribution Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Postemployment Benefits [Abstract]
Contribution cost recognized	$ 14,914	$ 12,936	$ 10,057